Long-Term Borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Borrowings
NOTE L—LONG-TERM BORROWINGS
United’s subsidiary bank is a member of the Federal Home Loan Bank (“FHLB”). Membership in the FHLB makes available short-term and long-term borrowings from collateralized advances. All FHLB borrowings are collateralized by a mix of single-family residential mortgage loans, commercial loans and investment securities. At December 31, 2023, the total carrying value of loans pledged as collateral for FHLB advances approximated $6,658,751,000. United had an unused borrowing amount as of December 31, 2023 of approximately $6,737,314,000 available subject to delivery of collateral after certain trigger points.
Advances may be called by the FHLB or redeemed by United based on predefined factors and penalties.

At December 31, 2023 and 2022, FHLB advances and the related weighted-average interest rates were as follows:

	2023			2022
		Weighted-	Weighted-		Weighted-	Weighted-
		Average	Average		Average	Average
		Contractual	Effective		Contractual	Effective
(Dollars in thousands)	Amount	Rate	Rate	Amount	Rate	Rate
FHLB advances	$1,510,487	5.43%	3.75%	$1,910,775	4.18%	3.19%
No overnight funds were included in the $1,510,487
,
0
0
0

and $1,910,775
,
0
0
0

above at December 31, 2023 and 2022, respectively. At December 31, 2023, FHLB advances of $1,500,000,000 mature in 2024 while $10,487,000 mature in 2025. The weighted-average effective rate considers the effect of any interest rate swaps designated as cash flow hedges outstanding at year-end
2023 and 2022 to manage interest rate risk on its long-term debt. Additional information is provided in Note R, Notes to Consolidated Financial Statements.
At December 31, 2023, United had a total of twenty statutory business trusts that were formed for the purpose of issuing or participating in pools of trust preferred capital securities (“Capital Securities”) with the proceeds invested in junior subordinated debt securities (“Debentures”) of United. The Debentures, which are subordinate and junior in right of payment to all present and future senior indebtedness and certain other financial obligations of United, are the sole assets of the trusts and United’s payment under the Debentures is the sole source of revenue for the trusts. United assumed $10,000,000 in aggregate principal amount of fixed-to-floating
rate subordinated notes in the Carolina Financial Corporation acquisition. During the first quarter of 2023, United redeemed these fixed-to-floating
rate subordinated notes. At December 31, 2023 and 2022, the outstanding balance of the Debentures was $278,616,000 and $276,989,000, respectively, and was included the category of long-term debt on the Consolidated Balance Sheets entitled “Other long-term borrowings.” The Capital Securities are not included as a component of shareholders’ equity in the Consolidated Balance Sheets. United fully and unconditionally guarantees each individual trust’s obligations under the Capital Securities.
Under the provisions of the subordinated debt, United has the right to defer payment of interest on the subordinated debt at any time, or from time to time, for periods not exceeding five years. If interest payments on the subordinated debt are deferred, the dividends on the Capital Securities are also deferred. Interest on the subordinated debt is cumulative.
In accordance with the fully-phased in “Basel III Capital Rules” as published by United’s primary federal regulator, the Federal Reserve, United is unable to consider the Capital Securities as Tier 1 capital, but rather the Capital Securities are included as a component of United’s Tier 2 capital. United can include the Capital Securities in its Tier 2 capital on a permanent basis.
Information related to United’s statutory trusts is presented in the table below:

(Dollars in thousands) Description	Issuance Date	Amount of Capital Securities Issued	Stated Interest Rate (1)	Maturity Date
United Statutory Trust III	December 17, 2003	$20,000	3-month CME Term SOFR + 2.85%	December 17, 2033
United Statutory Trust IV	December 19, 2003	$25,000	3-month CME Term SOFR + 2.85%	January 23, 2034
United Statutory Trust V	July 12, 2007	$50,000	3-month CME Term SOFR + 1.55%	October 1, 2037
United Statutory Trust VI	September 20, 2007	$30,000	3-month CME Term SOFR + 1.30%	December 15, 2037
Premier Statutory Trust II	September 25, 2003	$6,000	3-month CME Term SOFR + 3.10%	October 8, 2033
Premier Statutory Trust III	May 16, 2005	$8,000	3-month CME Term SOFR + 1.74%	June 15, 2035
Premier Statutory Trust IV	June 20, 2006	$14,000	3-month CME Term SOFR + 1.55%	September 23, 2036
Premier Statutory Trust V	December 14, 2006	$10,000	3-month CME Term SOFR + 1.61%	March 1, 2037
Centra Statutory Trust I	September 20, 2004	$10,000	3-month CME Term SOFR + 2.29%	September 20, 2034
Centra Statutory Trust II	June 15, 2006	$10,000	3-month CME Term SOFR + 1.65%	July 7, 2036
VCBI Capital Trust II	December 19, 2002	$15,000	6-month CME Term SOFR + 3.30%	December 19, 2032
VCBI Capital Trust III	December 20, 2005	$25,000	3-month CME Term SOFR + 1.42%	February 23, 2036
Cardinal Statutory Trust I	July 27, 2004	$20,000	3-month CME Term SOFR + 2.40%	September 15, 2034
UFBC Capital Trust I	December 30, 2004	$5,000	3-month CME Term SOFR + 2.10%	March 15, 2035
Carolina Financial Capital Trust I	December 19, 2002	$5,000	Prime + 0.50%	December 31, 2032
Carolina Financial Capital Trust II	November 5, 2003	$10,000	3-month CME Term SOFR + 3.05%	January 7, 2034
Greer Capital Trust I	October 12, 2004	$6,000	3-month CME Term SOFR + 2.20%	October 18, 2034
Greer Capital Trust II	December 28, 2006	$5,000	3-month CME Term SOFR + 1.73%	January 30, 2037
First South Preferred Trust I	September 26, 2003	$10,000	3-month CME Term SOFR + 2.95%	September 30, 2033
BOE Statutory Trust I	December 12, 2003	$4,000	3-month CME Term SOFR + 3.00%	December 12, 2033

(1)	The 3-month CME Term SOFR rates have a spread adjustment of 0.26161% and the 6-month CME Term SOFR rate has a spread adjustment of 0.42826%.

At December 31, 2023 and 2022, the Debentures and their related weighted-average interest rates were as follows:

	2023		2022
		Weighted-		Weighted-
(Dollars in thousands)		Average		Average
	Amount	Rate	Amount	Rate
United Statutory Trust III	$20,619	8.49%	$20,619	7.59%
United Statutory Trust IV	25,774	8.50%	25,774	7.27%
United Statutory Trust V	51,547	7.21%	51,547	5.29%
United Statutory Trust VI	30,928	6.95%	30,928	6.07%
Premier Statutory Trust II	6,186	8.76%	6,186	7.18%
Premier Statutory Trust III	8,248	7.39%	8,248	6.51%
Premier Statutory Trust IV	14,433	7.17%	14,433	6.28%
Premier Statutory Trust V	10,310	7.25%	10,310	6.37%
Centra Statutory Trust I	10,000	7.92%	10,000	7.04%
Centra Statutory Trust II	10,000	7.31%	10,000	5.73%
Virginia Commerce Trust II	13,397	8.88%	13,166	8.45%
Virginia Commerce Trust III	19,373	7.06%	18,847	6.11%
Cardinal Statutory Trust I	16,414	8.05%	16,017	7.17%
UFBC Capital Trust I	3,971	7.75%	3,866	6.87%
Carolina Financial Capital Trust I	5,034	9.00%	5,022	8.00%
Carolina Financial Capital Trust II	9,572	8.71%	9,498	7.13%
Greer Capital Trust I	5,341	7.86%	5,256	6.39%
Greer Capital Trust II	4,184	7.38%	4,087	6.15%
First South Preferred Trust I	9,513	8.54%	9,432	7.68%
BOE Statutory Trust I	3,772	8.59%	3,753	7.75%

Total	$278,616	7.75%	$276,989	6.60%

At December 31, 2023, the scheduled maturities of long-term borrowings were as follows:

Year	Amount
(Dollars in thousands)
2024	$1,498,390
2025	10,487
2026	0
2027	0
2028	0
2029 and thereafter	280,226

Total	$1,789,103

Interest paid on long-term borrowings approximated $84,775,000, $19,143,000, and $10,336,000 in 2023, 2022 and 2021, respectively.